LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Right of use assets	$ 36,627	$ 50,617	$ 52,636
Cost of sales [member]
Statement [Line Items]
Right of use assets	28,082	40,539	43,284
Distribution cost [Member]
Statement [Line Items]
Right of use assets	1,184	2,975	2,291
Administrative expenses [member]
Statement [Line Items]
Right of use assets	$ 7,361	$ 7,103	$ 7,061